Derivative financial instruments and hedging activities - Reconciliation of Components of Equity by Hedging Designation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Balance at the end of the year, Cash Flow Hedges Reserve	$ 1,828	$ 1,645
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Tax on movements on reserves during the period	470	(592)
Balance at the end of the year, Foreign currency translation reserves	5,688	2,055	$ 4,632
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Foreign exchange denominated debt [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	(1,768)	1,882
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Forward Foreign Exchange Contracts [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	(159)	449
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Foreign currency translation differences for foreign operations [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Net gain on hedge of net investment in foreign operations	5,085	(4,308)
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Reclassification of losses (gains) on foreign currency translation to income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification of losses (gains) on foreign currency translation to income	(18)	(7)
Hedges of net investment in foreign operations [member] | Foreign currency translation reserve [member] | Reclassification of losses (gains) on net investment hedging activities to income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification of losses (gains) on net investment hedging activities to income	23	(1)
Cash flow hedges [member] | Cash flow hedge reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Tax on movements on reserves during the period	(698)	(582)
Balance at the end of the year, Cash Flow Hedges Reserve	2,394	566	$ (1,079)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	2,241	1,452
Cash flow hedges [member] | Cash flow hedge reserve [member] | Foreign exchange risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	23	100
Cash flow hedges [member] | Cash flow hedge reserve [member] | Equity price risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Effective portion of changes in fair value	(1)	306
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	(227)	505
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Foreign exchange risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	(17)	(105)
Cash flow hedges [member] | Cash flow hedge reserve [member] | Ongoing hedges [member] | Equity price risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	(23)	(271)
Cash flow hedges [member] | Cash flow hedge reserve [member] | De-designated hedges [member] | Interest rate risk [member]
Disclosure of analysis of other comprehensive income by item [line items]
Net amount reclassified to profit or loss	$ 530	$ 240